Schedule of Income (Loss) Before Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
United States			$ (5,560,443)	$ 865,102
Foreign			(34,470,812)	(4,756,192)
Loss before income taxes	$ (6,493,169)	$ (1,502,072)	$ (40,031,255)	$ (3,891,090)